Fair Value of Financial Assets and Liabilities - Summary of Information about Company's Financial Assets Subject to Fair Value Measurement on Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash equivalents	$ 248		$ 4,800
Marketable securities	6,137	6,382	6,382
Assets, fair value	6,385	6,382	11,182
Level 1 [Member]
Assets:
Cash equivalents
Marketable securities
Assets, fair value
Level 2 [Member]
Assets:
Cash equivalents	248		4,800
Marketable securities	6,137	6,382	6,382
Assets, fair value	6,385	6,382	11,182
Level 3 [Member]
Assets:
Cash equivalents
Marketable securities
Assets, fair value